Liquidity (Details Narrative)	1 Months Ended		3 Months Ended	12 Months Ended
	May 30, 2019	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 10, 2019 USD ($)	Sep. 10, 2019 CNY (¥)	Sep. 05, 2019 USD ($)	Sep. 05, 2019 CNY (¥)	Aug. 09, 2019 USD ($)	Aug. 09, 2019 CNY (¥)
Revenue decrease from prior year				$ 3,900,000
Percentage of revenue decreased				0.13
Revenue				$ 26,216,515	$ 30,135,295	$ 21,172,091
Working capital decrease from prior year				$ 19,500,000
Percentage of working capital				0.52
Working capital				$ 37,400,000	17,900,000
Construction-in-progress projects				7,300,000
Cash				2,600,000
Short-term investments				11,073,200	28,233,035
Outstanding accounts receivable				5,400,000
Outstanding bank loans				2,900,000
Short term debt				2,914,000	4,835,200
RMB [Member]
Line of credit				16,000,000
PRC Bank [Member]
Revenue				15,082,443	$ 14,865,940	$ 6,839,534
Unused lines of Credit [Member] | PRC Bank [Member]
Line of credit				2,300,000
PRC Bank [Member]
Outstanding bank loans				$ 2,900,000
Subsequent Event [Member]
Percentage of working capital			0.76
Working capital			$ 3,900,000
Subsequent Event [Member] | Loan Agreement [Member] | Industrial and Commercial Bank of China [Membeer]
Short term debt											$ 1,800,000
Subsequent Event [Member] | Two Loan Agreements [Member]
Short term debt							$ 2,600,000		$ 2,600,000
Subsequent Event [Member] | RMB [Member] | Loan Agreement [Member] | Industrial and Commercial Bank of China [Membeer]
Short term debt | ¥												¥ 12,000,000
Subsequent Event [Member] | RMB [Member] | Two Loan Agreements [Member]
Short term debt | ¥								¥ 18,000,000		¥ 18,000,000
Sales Revenue [Member] | Customers [Member]
Revenue decrease from prior year		$ 4,600,000
Percentage of revenue decreased		0.241
Concentration risk, percentage	25.00%	10.00%